4. DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2018
Note 3.Discontinued Operations Abstract
DISCONTINUED OPERATIONS

On December 31, 2015 the Board of Directors approved that the Company shift its strategy to focusing on its internet-based business, which was initially launched near the end of 2014. Accordingly, the Company determines that the traditional businesses were ceased as of December 31, 2015, and should be reported as discontinued operations.

The Company continues to service and collect on payments that have become overdue. This constitutes significant continuing involvement in the traditional businesses after their cessation.

The assets and liabilities of the traditional businesses were included in the captions “Assets of discontinued operations” and “Liabilities of discontinued operations”, in the accompanying balance sheets at December 31, 2018 and 2017 and consisted of the following:

	December 31,
	2018	2017
	RMB	RMB
Assets classified as discontinued operations
Accounts receivable, net	36,194	47,647
Prepaid expenses and other current assets	2,134	1,246
Inventories	105	979
Total current assets	38,433	49,872
Deferred income tax assets	14,966	42,002
Total non-current assets	14,966	42,002
Total assets	53,399	91,874

	December 31,
	2018	2017
	RMB	RMB
Liabilities classified as discontinued operations
Other payables and accrued liabilities	10,352	10,916
Total liabilities	10,352	10,916

The following are revenues and income from discontinued operations:

	Years ended December 31,
	2018	2017	2016
	RMB	RMB	RMB

Revenues	10	1,456	41,525

Income (loss) from discontinued operations	845	(2,657)	(25,835)
Income tax provisions (benefit)	836	(4,993)	(26,929
Income from discontinued operation, net of income tax	9	2,336	1,094

The following are selective cash flow information from discontinued operations:

	Years ended December 31,
	2018	2017	2016
	RMB	RMB	RMB
Net cash provided by operating activities	11,453	44,548	322,100
Net cash provided by (used in) investing activities	—	—	—
Net cash provided by (used in) financing activities	—	—	—